Significant assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2021 are as follows: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share price	$ 4.77
Risk-free interest rate		0.33%
Expected volatility	100.00%
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Share price	$ 2.05
Risk-free interest rate	1.23%
Dividend yield	0.00%
Expected volatility	100.00%
Remaining term (in years)	4 years 9 months 18 days